Cash and Cash Equivalents - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Non-current
Long-term bank deposits	¥ 20,000	$ 2,877	¥ 110,000
Current
Cash and cash equivalents	4,451,489	640,327	4,788,219	$ 688,764	¥ 5,877,647	¥ 5,753,268
Short-term bank deposits	351,567	50,571	357,335
Restricted cash	27,687	3,983	76,001
Total	4,830,743	694,881	5,221,555
Cash and bank balances	¥ 4,850,743	$ 697,758	¥ 5,331,555